Principal Variable Contracts Funds, Inc.
Supplement dated September 23, 2025
to the Prospectus and Statement of Additional Information
both dated May 1, 2025
(as previously supplemented)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information contained in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.
Effective immediately, delete all references to Jeffrey Kilkenny from the Prospectus.

SUMMARY FOR GLOBAL EMERGING MARKETS ACCOUNT
Under Investment Advisor and Portfolio Managers, add the following alphabetically:
•Daniel Graña (since 2025), Portfolio Manager
•John Paul Lech (since 2025), Portfolio Manager

MANAGEMENT OF THE FUNDS
Under The Manager and Advisor, add the following alphabetically to the list of portfolio managers:
Daniel Graña has been with Principal® since 2025. Prior to that, Mr. Graña was the Lead Portfolio Manager on the Janus Henderson Emerging Market Equity Strategy since 2019. He earned a Masters of Management from the Kellogg School of Management at Northwestern University and a Bachelor of Science in economics and Bachelor of Science in political science from the Massachusetts Institute of Technology. Mr. Graña has earned the right to use the Chartered Financial Analyst designation.
John Paul Lech has been with Principal® since 2025. Prior to that, Mr. Lech founded and served as Lead Portfolio Manager of the diversified emerging markets strategy at Matthews Asia. He earned a Masters of Arts in Latin American Studies and a Bachelor of Science in Foreign Service from the Walsh School of Foreign Service at Georgetown University.
The changes described below are being made to the Statement of Additional Information.
Effective immediately, delete all references to Jeffrey Kilkenny from the Statement of Additional Information.

PORTFOLIO MANAGER DISCLOSURE
Under Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers), add the following alphabetically to the Other Accounts Managed table:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Daniel Graña (4): Global Emerging Markets Account
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
John Paul Lech (4): Global Emerging Markets Account
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
(4) Information as of September 23, 2025.
Under Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers), add the following alphabetically to the Ownership of Securities table:
Ownership of Securities

Portfolio Manager	PVC Accounts/Portfolios Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Daniel Graña (4)	Global Emerging Markets	None
John Paul Lech (4)	Global Emerging Markets	None
(4) Information as of September 23, 2025.
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